OFFICE LEASE RIGHT OF USE ASSET AND LEASE LIABILITY (Details) - CAD ($)	9 Months Ended	12 Months Ended
	Dec. 31, 2024	Mar. 31, 2024
OFFICE LEASE RIGHT OF USE ASSET AND LEASE LIABILITY
Beginning Period Right Of Use Of Assets	$ 42,033	$ 62,208
Amortization	(15,132)	(20,175)
Ending period Right Of Use Of Assets	$ 26,901	$ 42,033